CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 369,697,120	¥ 2,349,647,023	¥ 388,743,650
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	70,191,682	446,110,251	370,035,789
Equity in (income)/loss of affiliates	6,484,170	41,210,788	(48,771,518)
Gain on deconsolidation of subsidiaries	(357,143,424)	(2,269,860,747)
Loss from disposal of property, equipment and software	834,981	5,306,803	1,537,063
Gain on disposal of cost method investment			(1,674,498)
Provision for doubtful accounts	3,760,875	23,902,615	2,474,801
Depreciation of property, equipment and software	31,394,892	199,533,379	106,978,919
Amortization of intangible assets and land use rights	7,635,856	48,530,449	4,867,950
Deferred income tax (benefit)/expense	17,893,295	113,722,624	(41,163,681)
Changes in current assets and liabilities net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions :
Increase in accounts receivable	(216,443,025)	(1,375,625,290)	(502,426,755)
Increase in due from related parties	(22,857,016)	(145,270,048)	(296,782,839)
Increase in prepayments and other current assets	(364,249,205)	(2,315,022,247)	(1,423,860,135)
Increase in long-term deposits	(208,140,316)	(1,322,856,593)	(26,004,497)
Increase in accounts payable	295,144,825	1,875,822,447	517,601,030
(Decrease)/increase in due to related parties	22,618,161	143,751,985	(1,868,448)
Increase in salary and welfare payable	41,742,777	265,300,394	86,024,284
Increase in taxes payable	34,267,937	217,793,300	51,057,415
Increase in advances from customers	241,879,892	1,537,291,842	931,579,688
Increase in accrued liability for customer reward program	22,746,460	144,567,399	125,867,159
Increase in other payables and accruals	34,880,612	221,687,218	421,644,945
Net cash provided by operating activities	32,340,549	205,543,592	665,860,322
Cash flows from investing activities:
Purchase of property, equipment and software	(77,715,326)	(493,927,525)	(2,957,868,848)
Cash paid for long-term investments	(450,397,707)	(2,862,547,662)	(1,901,680,807)
Cash received from disposal of available-for-sale investment	9,752,030	61,980,000
Cash paid for acquisition, net of cash acquired	(157,068,180)	(998,262,527)	(139,766,133)
Purchase of intangible assets	(3,146,831)	(20,000,000)	(9,000,000)
Increase in restricted cash	(37,693,447)	(239,564,471)	(81,415,667)
Decrease/ (Increase) in short-term investment	(124,467,356)	(791,064,727)	404,423,629
Cash outflows from deconsolidation of a subsidiary, net of cash disposed	(226,738,636)	(1,441,060,076)
Cash outflows from disposal of a subsidiary net of cash disposed			(4,315,324)
Net cash used in investing activities	(1,067,475,453)	(6,784,446,988)	(4,689,623,150)
Cash flows from financing activities:
Proceeds from short-term bank loans	348,100,000	2,212,384,360	876,796,780
Proceeds from exercise of share options	25,127,709	159,701,667	152,960,799
Repurchase of common stock	(131,331,226)	(834,688,738)	(446,155,147)
Cash paid to non-controlling investors	(7,274,986)	(46,236,902)
Cash received from non-controlling investors in connection with the establishment of subsidiary	114,153,268	725,512,513
Proceeds from issuance convertible preferred shares by a subsidiary			164,565,161
Proceeds from issuance of senior convertible notes, net of issuance costs	1,299,389,515	8,258,400,000	3,069,000,000
Proceeds from sale of warrants	82,353,200	523,404,000
Purchase of Purchased Call Option	(126,739,254)	(805,504,000)
Net cash provided by financing activities	1,603,778,226	10,192,972,900	3,817,167,593
Effect of foreign exchange rate changes on cash and cash equivalents	4,885,249	31,048,684	38,206,670
Cash and Cash Equivalents, Period Increase (Decrease)	573,528,571	3,645,118,188	(168,388,565)
Cash and cash equivalents, beginning of year	834,049,940	5,300,887,799	7,138,344,814
Cash and cash equivalents, end of year	1,407,578,511	8,946,005,987	6,969,956,249
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	27,331,903	173,710,640	187,727,553
Cash paid for interest, net of amounts capitalized	17,546,109	111,516,049	20,060,400
Supplemental schedule of non-cash investing and financing activities
Conversion of convertible senior notes	4,195,944	26,667,740	110,815,452
Accruals related to purchase of property, equipment and software	(15,710,426)	(99,849,185)	(269,340,342)
Unpaid cash consideration for business acquisitions (Note 2)	$ (16,971,276)	¥ (107,862,644)	¥ (47,225,926)